Commitments	12 Months Ended
Jan. 31, 2017
Commitments Disclosure [Abstract]
Commitments disclosure
Commitments
The Company has long-term leases for stores and equipment. Rentals (including amounts applicable to taxes, insurance, maintenance, other operating expenses and contingent rentals) under operating leases and other short-term rental arrangements were $2.6 billion, $2.5 billion and $2.8 billion in fiscal 2017, 2016 and 2015, respectively.
Aggregate minimum annual rentals at January 31, 2017, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases(1)	Capital Lease and Financing Obligations
2018	$2,270	$894
2019	1,787	838
2020	1,679	786
2021	1,524	743
2022	1,342	652
Thereafter	9,537	4,996
Total minimum rentals	$18,139	$8,909
Less estimated executory costs		30
Net minimum lease payments		8,879
Noncash gain on future termination of financing obligation		1,061
Less imputed interest		(3,372)
Present value of minimum lease payments		$6,568

(1)	Represents minimum contractual obligation for non-cancelable leases with initial or remaining terms greater than 12 months as of January 31, 2017.
Certain of the Company's leases provide for the payment of contingent rentals based on a percentage of sales. Such contingent rentals were not material for fiscal 2017, 2016 and 2015. Substantially all of the Company's store leases have renewal options, some of which may trigger an escalation in rentals.